Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset
The following table provides information on the Company's (write-down) and gain on sales of vessels for the years presented in these consolidated financial statements:

			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2021 $	2020 $	2019 $
Liquefied Petroleum Gas (note 19a)	7 Multi-gas Carriers	N/A	—	(51,000)	—
Liquefied Natural Gas (note 6)	2 LNG Carriers	Jan-2020	—	—	14,349
Conventional Tanker (note 19b)	1 Handymax	Oct-2019	—	—	(785)
(Write-down) and gain on sales of vessels			—	(51,000)	13,564